Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0001172052
Registrant Name	SAFETY INSURANCE GROUP INC
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES